Other liabilities (Details) - RUB (₽) ₽ in Thousands					1 Months Ended		12 Months Ended
	Jul. 21, 2021	Jul. 20, 2020	May 08, 2019	May 09, 2018	Jul. 31, 2018	Jun. 30, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current other liabilities
Advance from depositary							₽ 70,243	₽ 135,741
Total							70,243	135,741
Current other liabilities
Advance from depositary - current portion							65,498	54,770
Put liability to non-controlling participants in subsidiary							46,642	85,146
Total							112,140	139,916
Income from depositary							67,970	58,226	₽ 41,617
Change in other liabilities							₽ (65,430)	₽ 26,729	₽ 17,300
Deposit Agreement: May 8, 2019 to May 8, 2024
Current other liabilities
Deposit agreement term			5 years
Proceeds from depository advances received				₽ 169,780
Deposit Agreement: July 20, 2020 to July 20, 2025
Current other liabilities
Deposit agreement term		5 years
Proceeds from depository advances received					₽ 58,918
Deposit Agreement June 7, 2021 to June 7, 2026
Current other liabilities
Deposit agreement term	5 years
Proceeds from depository advances received						₽ 52,489